Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 32.9%
Aerospace & Defense - 0.9%
Boeing Co.
3.50%, 03/01/2039	$ 2,319,000	$ 1,818,224
6.53%, 05/01/2034	3,849,000	4,189,283
6.86%, 05/01/2054	1,578,000	1,734,480
General Electric Co.
4.13%, 10/09/2042	1,735,000	1,445,260
4.30%, 07/29/2030	2,140,000	2,129,790
4.50%, 03/11/2044	2,189,000	1,934,297
HEICO Corp.
5.35%, 08/01/2033	3,008,000	3,066,541
		16,317,875
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,988,000	1,775,883
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,225,000	2,076,199
		3,852,082
Automobiles - 1.0%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	2,320,000	2,293,010
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,184,000	4,163,182
6.95%, 03/06/2026	2,182,000	2,199,145
General Motors Co.
5.35%, 04/15/2028	1,356,000	1,378,014
6.25%, 10/02/2043	922,000	913,455
Hyundai Capital America
5.40%, 06/23/2032 (A)	4,233,000	4,297,678
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,434,000	2,268,732
		17,513,216
Banks - 6.0%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,400,000	2,433,927
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (B), 05/09/2036	4,869,000	4,982,118
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	9,016,000	9,366,656
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	1,085,000	1,109,375
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	968,000	1,004,204
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	3,834,000	3,856,879
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	6,634,000	7,293,097
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	2,971,000	3,037,032
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	$ 1,395,000	$ 1,458,838
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,206,000	3,704,691
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	2,304,000	2,313,685
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	3,561,000	4,138,318
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	3,918,000	3,833,696
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	7,430,000	7,555,270
Fixed until 07/23/2035, 5.58% (B), 07/23/2036	3,663,000	3,710,454
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	1,329,000	1,393,831
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (B), 07/08/2031	2,801,000	2,833,062
Fixed until 01/16/2035, 5.39% (B), 01/16/2036	1,032,000	1,028,253
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,403,000	1,518,551
Morgan Stanley
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	2,464,000	2,495,012
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	1,815,000	1,859,234
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	6,931,000	7,182,117
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	3,830,000	3,975,679
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (B), 07/21/2036	1,653,000	1,670,130
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	510,000	529,155
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	3,444,000	3,631,479
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	4,673,000	4,674,560
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	1,415,000	1,527,401
UBS Group AG
Fixed until 09/06/2044, 5.38% (B), 09/06/2045 (A)	1,592,000	1,536,075
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	2,904,000	3,162,239
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	$ 3,036,000	$ 3,108,302
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	3,281,000	3,385,713
		105,309,033
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,669,000	2,256,081
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	1,754,000	1,255,948
5.60%, 03/02/2043	1,781,000	1,759,300
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,755,000	1,560,271
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,852,000	2,872,080
Royalty Pharma PLC
2.20%, 09/02/2030	1,832,000	1,620,274
		9,067,873
Building Products - 0.4%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (A)	799,000	684,538
5.40%, 04/07/2035 (A)	1,849,000	1,865,024
Owens Corning
4.30%, 07/15/2047	2,665,000	2,145,633
Vulcan Materials Co.
5.35%, 12/01/2034	2,156,000	2,189,075
		6,884,270
Chemicals - 0.2%
Nutrien Ltd.
4.90%, 03/27/2028	1,903,000	1,923,518
OCP SA
6.75%, 05/02/2034 (A)	2,093,000	2,176,869
		4,100,387
Commercial Services & Supplies - 1.3%
ADT Security Corp.
4.13%, 08/01/2029 (A)	1,958,000	1,873,081
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,700,000	2,728,907
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	4,663,000	4,703,119
Equifax, Inc.
5.10%, 12/15/2027	1,482,000	1,499,311
GXO Logistics, Inc.
2.65%, 07/15/2031	6,357,000	5,539,830
6.50%, 05/06/2034	1,701,000	1,785,099
Quanta Services, Inc.
2.90%, 10/01/2030	2,647,000	2,433,197
5.25%, 08/09/2034	629,000	635,607
Veralto Corp.
5.45%, 09/18/2033	1,710,000	1,755,670
		22,953,821
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.9%
America Movil SAB de CV
4.38%, 07/16/2042	$ 2,100,000	$ 1,776,246
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,043,000	2,047,313
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,683,000	2,515,166
3.88%, 04/15/2030	2,406,000	2,331,975
5.15%, 04/15/2034	1,610,000	1,619,798
Verizon Communications, Inc.
1.68%, 10/30/2030	1,937,000	1,677,109
2.99%, 10/30/2056	4,629,000	2,775,993
		14,743,600
Construction & Engineering - 0.1%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	2,021,000	2,069,100
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,054,000	2,596,863
Lowe's Cos., Inc.
3.75%, 04/01/2032	3,993,000	3,750,135
		6,346,998
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	1,751,000	1,829,999
Diversified REITs - 1.2%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,395,000	2,327,140
Safehold GL Holdings LLC
6.10%, 04/01/2034	2,189,000	2,284,895
SBA Tower Trust
1.63%, 05/15/2051 (A)	5,961,000	5,738,280
1.88%, 07/15/2050 (A)	1,044,000	1,029,991
VICI Properties LP
4.95%, 02/15/2030	4,298,000	4,316,174
Weyerhaeuser Co.
4.00%, 04/15/2030	3,034,000	2,954,673
WP Carey, Inc.
5.38%, 06/30/2034	2,367,000	2,379,338
		21,030,491
Electric Utilities - 1.1%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,244,339	3,276,782
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	436,000	449,197
CMS Energy Corp.
4.88%, 03/01/2044	694,000	612,420
DTE Electric Co.
4.30%, 07/01/2044	5,187,000	4,352,789
Duke Energy Corp.
3.75%, 09/01/2046	4,164,000	3,081,556
Duke Energy Progress LLC
3.60%, 09/15/2047	1,939,000	1,418,244
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	$ 641,000	$ 642,739
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	502,000	482,151
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,121,000	1,851,742
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,225,000	2,311,880
		18,479,500
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,923,000	1,977,471
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,461,000	1,462,630
4.95%, 10/15/2034	1,211,000	1,190,296
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,965,000	1,880,315
Tyco Electronics Group SA
5.00%, 05/09/2035	3,353,000	3,355,619
		9,866,331
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,857,000	2,824,720
Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	3,092,000	3,085,682
4.95%, 09/10/2034	1,115,000	1,087,442
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	786,000	800,500
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	2,793,000	2,896,694
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,638,000	1,615,061
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	4,309,000	4,435,829
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	944,000	969,117
Citadel LP
6.00%, 01/23/2030 (A)	747,000	769,743
LPL Holdings, Inc.
5.70%, 05/20/2027	1,474,000	1,498,151
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	2,120,000	2,149,579
		19,307,798
Food Products - 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (A)	416,000	424,019
BAT Capital Corp.
5.63%, 08/15/2035	3,988,000	4,050,815
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	$ 3,323,000	$ 3,207,521
5.15%, 08/04/2035 (C)	4,075,000	4,061,784
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,503,000	2,518,367
Conagra Brands, Inc.
5.00%, 08/01/2030	2,146,000	2,149,789
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	3,370,000	3,373,071
J.M. Smucker Co.
6.50%, 11/15/2043	1,464,000	1,557,021
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (A)	4,216,000	4,198,841
Kroger Co.
5.00%, 09/15/2034	1,802,000	1,782,541
Philip Morris International, Inc.
4.90%, 11/01/2034	3,306,000	3,262,420
5.63%, 11/17/2029	2,482,000	2,590,044
Sysco Corp.
5.40%, 03/23/2035	1,773,000	1,797,995
		34,974,228
Gas Utilities - 0.3%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	4,089,000	4,483,453
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	871,000	869,406
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	1,527,000	1,544,453
5.50%, 06/15/2035	1,566,000	1,598,493
		4,012,352
Health Care Providers & Services - 0.9%
Centene Corp.
3.38%, 02/15/2030	2,033,000	1,830,409
Cigna Group
2.40%, 03/15/2030	1,671,000	1,521,480
HCA, Inc.
5.60%, 04/01/2034	2,345,000	2,389,804
6.00%, 04/01/2054	2,334,000	2,266,361
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,100,000	1,057,972
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	3,234,000	3,145,748
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,920,000	1,925,534
5.20%, 04/15/2063	2,332,000	2,032,832
		16,170,140
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.
5.75%, 08/01/2032 (A)	1,414,000	1,423,573
6.13%, 02/15/2033 (A)	1,946,000	1,980,524
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.
5.25%, 06/30/2029	$ 2,285,000	$ 2,324,929
MGM Resorts International
6.13%, 09/15/2029	3,144,000	3,187,098
		8,916,124
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	1,031,000	1,028,542
Insurance - 2.2%
Allstate Corp.
5.05%, 06/24/2029	4,683,000	4,774,991
5.25%, 03/30/2033	1,484,000	1,515,960
American International Group, Inc.
5.45%, 05/07/2035	1,278,000	1,305,716
Aon North America, Inc.
5.45%, 03/01/2034	1,892,000	1,935,340
5.75%, 03/01/2054	2,570,000	2,503,450
Brown & Brown, Inc.
5.25%, 06/23/2032	874,000	884,025
5.55%, 06/23/2035	3,372,000	3,408,727
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	7,344,000	7,243,416
Corebridge Financial, Inc.
5.75%, 01/15/2034	1,697,000	1,761,286
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,254,000	1,285,668
Markel Group, Inc.
5.00%, 05/20/2049	457,000	396,660
6.00%, 05/16/2054	1,732,000	1,724,584
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,000,000	2,045,000
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	3,601,000	3,287,505
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	671,000	689,626
RGA Global Funding
5.05%, 12/06/2031 (A)	4,215,000	4,232,032
		38,993,986
Internet & Catalog Retail - 0.5%
Expedia Group, Inc.
5.40%, 02/15/2035	3,447,000	3,471,408
Meta Platforms, Inc.
4.80%, 05/15/2030	2,870,000	2,940,502
Uber Technologies, Inc.
4.80%, 09/15/2034	1,356,000	1,331,901
		7,743,811
IT Services - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	533,473
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	3,521,000	3,402,323
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	$ 3,582,000	$ 3,474,888
		7,410,684
Machinery - 0.5%
Eaton Capital ULC
4.45%, 05/09/2030	1,379,000	1,378,208
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,383,000	4,990,472
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,200,000	2,260,821
		8,629,501
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	2,295,000	1,779,508
Comcast Corp.
2.94%, 11/01/2056	1,032,000	596,203
NBCUniversal Media LLC
4.45%, 01/15/2043	2,137,000	1,821,474
		4,197,185
Metals & Mining - 0.5%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,170,360
ArcelorMittal SA
6.55%, 11/29/2027	3,782,000	3,931,345
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,582,000	2,272,060
		9,373,765
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,423,000	1,436,971
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	585,000	534,154
2.25%, 03/15/2026	769,000	755,580
		1,289,734
Oil, Gas & Consumable Fuels - 2.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,991,000	1,839,231
Cheniere Energy Partners LP
5.95%, 06/30/2033	4,010,000	4,185,761
Chevron USA, Inc.
3.25%, 10/15/2029	1,852,000	1,780,772
Diamondback Energy, Inc.
5.40%, 04/18/2034	3,192,000	3,199,555
Ecopetrol SA
7.75%, 02/01/2032	1,496,000	1,489,679
Enbridge, Inc.
4.90%, 06/20/2030 (D)	1,907,000	1,923,734
5.63%, 04/05/2034	3,190,000	3,264,410
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.15%, 03/15/2045	$ 1,064,000	$ 931,584
5.55%, 02/15/2028	857,000	878,175
5.95%, 10/01/2043	824,000	794,937
EQT Corp.
6.38%, 04/01/2029 (A)	1,216,000	1,251,948
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,972,000	2,018,383
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,518,000	1,526,694
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,923,000	1,980,884
Occidental Petroleum Corp.
5.20%, 08/01/2029	1,484,000	1,487,610
ONEOK, Inc.
6.10%, 11/15/2032	3,739,000	3,953,132
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	3,059,438
6.88%, 08/04/2026 (D)	1,410,000	1,415,663
7.69%, 01/23/2050	641,000	543,416
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,840,000	1,825,202
Shell Finance U.S., Inc.
3.75%, 09/12/2046	1,821,000	1,390,098
Shell International Finance BV
2.50%, 09/12/2026	1,988,000	1,951,041
Western Midstream Operating LP
6.15%, 04/01/2033	2,637,000	2,750,509
Williams Cos., Inc.
5.40%, 03/04/2044	698,000	654,058
		46,095,914
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,697,000	1,708,605
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	136	130
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,943,394	1,920,646
		1,920,776
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	3,143,000	3,220,356
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	2,554,000	2,523,068
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,129,000	1,090,531
Cardinal Health, Inc.
5.45%, 02/15/2034	1,855,000	1,898,147
CVS Health Corp.
5.25%, 01/30/2031	1,186,000	1,207,209
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 2,614,000	$ 2,574,609
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,638,000	3,742,920
Merck & Co., Inc.
5.00%, 05/17/2053	1,087,000	988,596
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,808,000	2,658,291
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	3,555,000	3,541,664
Viatris, Inc.
2.30%, 06/22/2027	2,493,000	2,372,517
		22,597,552
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	2,961,000	3,010,159
Retail REITs - 0.2%
NNN REIT, Inc.
4.60%, 02/15/2031	4,044,000	4,002,877
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	2,289,000	2,206,697
Broadcom, Inc.
3.14%, 11/15/2035 (A)	3,062,000	2,570,161
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,528,000	2,552,590
5.90%, 01/25/2033 (A)	2,594,000	2,665,662
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	4,949,000	4,930,663
KLA Corp.
3.30%, 03/01/2050	2,277,000	1,576,669
Microchip Technology, Inc.
5.05%, 03/15/2029	2,816,000	2,847,812
Micron Technology, Inc.
5.30%, 01/15/2031	3,014,000	3,076,053
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	798,159
3.40%, 05/01/2030	1,216,000	1,150,113
QUALCOMM, Inc.
3.25%, 05/20/2050	1,824,000	1,247,951
		25,622,530
Software - 1.1%
AppLovin Corp.
5.50%, 12/01/2034	2,593,000	2,622,762
Cadence Design Systems, Inc.
4.70%, 09/10/2034	1,750,000	1,723,279
Fair Isaac Corp.
6.00%, 05/15/2033 (A)	1,071,000	1,076,029
Fiserv, Inc.
5.45%, 03/02/2028	2,134,000	2,181,083
Intuit, Inc.
5.50%, 09/15/2053	1,146,000	1,134,691
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
3.65%, 03/25/2041	$ 2,168,000	$ 1,694,980
6.90%, 11/09/2052	2,702,000	2,963,926
Roper Technologies, Inc.
4.90%, 10/15/2034	2,531,000	2,485,541
Synopsys, Inc.
5.15%, 04/01/2035	1,688,000	1,693,992
5.70%, 04/01/2055	1,209,000	1,192,175
		18,768,458
Specialized REITs - 0.2%
Extra Space Storage LP
5.40%, 06/15/2035	3,468,000	3,475,611
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	3,563,000	3,549,777
Canadian Pacific Railway Co.
2.45%, 12/02/2031	5,648,000	4,940,183
United Parcel Service, Inc.
5.25%, 05/14/2035	1,778,000	1,807,029
		10,296,989
Total Corporate Debt Securities (Cost $570,847,665)		574,133,478
U.S. GOVERNMENT OBLIGATIONS - 30.9%
U.S. Treasury - 28.8%
U.S. Treasury Bonds
1.25%, 05/15/2050	7,666,300	3,634,006
1.38%, 11/15/2040	22,537,700	14,277,105
1.88%, 11/15/2051	5,138,000	2,814,661
2.00%, 02/15/2050	8,520,000	4,937,939
2.25%, 08/15/2046 - 02/15/2052	7,473,000	4,656,788
2.38%, 05/15/2051	3,830,000	2,393,600
2.50%, 02/15/2045 - 05/15/2046	23,894,600	16,427,053
2.75%, 08/15/2047 - 11/15/2047	16,156,000	11,357,908
2.88%, 08/15/2045 - 05/15/2049	8,098,500	5,853,789
3.00%, 08/15/2048 - 08/15/2052	20,288,400	14,584,239
3.13%, 05/15/2048	6,559,000	4,916,175
3.50%, 02/15/2039	3,774,000	3,375,224
3.63%, 02/15/2044 - 05/15/2053	11,446,500	9,346,496
4.00%, 11/15/2052	5,195,000	4,477,644
4.13%, 08/15/2053	4,593,000	4,042,737
4.25%, 05/15/2039 - 08/15/2054	14,130,600	13,214,635
4.50%, 11/15/2054	4,260,000	3,996,412
4.63%, 05/15/2044 - 02/15/2055	21,980,000	21,157,593
4.75%, 02/15/2045 - 05/15/2055	14,396,800	14,092,772
5.00%, 05/15/2045	4,408,000	4,472,742
5.25%, 02/15/2029	4,300,100	4,501,499
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	40,771,000	34,720,473
1.13%, 10/31/2026	4,554,000	4,389,629
1.25%, 11/30/2026 - 08/15/2031	22,114,000	19,746,805
1.50%, 08/15/2026 - 02/15/2030	20,071,700	18,890,837
1.63%, 05/15/2031	7,182,900	6,295,419
1.88%, 02/15/2032	10,587,000	9,236,744
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
2.63%, 02/15/2029	$ 8,833,400	$ 8,465,572
2.75%, 08/15/2032	10,617,000	9,717,458
2.88%, 05/15/2032	11,330,000	10,492,200
3.50%, 01/31/2028	5,089,000	5,041,092
3.75%, 12/31/2030 - 08/31/2031	15,773,000	15,535,587
3.88%, 11/30/2027 - 08/15/2034	16,022,100	15,879,996
4.00%, 01/15/2027 - 05/31/2030	49,705,400	49,767,251
4.13%, 02/28/2027 - 11/15/2032	71,844,000	72,040,878
4.25%, 11/30/2026 - 05/15/2035	25,724,700	25,604,455
4.38%, 11/30/2028	13,921,000	14,124,377
4.50%, 05/31/2029	8,825,000	9,005,981
4.63%, 04/30/2029 - 02/15/2035	5,939,900	6,080,106
		503,565,877
U.S. Treasury Inflation-Protected Securities - 2.1%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	4,781,219	4,834,635
2.50%, 01/15/2029	22,256,479	23,135,952
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	8,329,716	7,833,414
		35,804,001
Total U.S. Government Obligations (Cost $564,499,235)		539,369,878
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.5%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	134,956	136,053
5.50%, 04/01/2053 - 07/01/2053	13,406,279	13,364,395
6.00%, 05/01/2031	76,210	78,995
6-Month RFUCC Treasury + 1.36%,
5.98% (B), 05/01/2037	7,237	7,274
6-Month RFUCC Treasury + 1.57%,
6.14% (B), 04/01/2037	9,219	9,305
6.32% (B), 02/01/2037	1,432	1,434
1-Year RFUCC Treasury + 1.66%,
6.46% (B), 01/01/2038	39,900	40,868
1-Year RFUCC Treasury + 1.75%,
6.60% (B), 12/01/2034	4,647	4,766
1-Year RFUCC Treasury + 1.90%,
6.78% (B), 02/01/2041	8,858	9,087
6-Month RFUCC Treasury + 2.12%,
6.86% (B), 05/01/2037	3,803	3,803
1-Year RFUCC Treasury + 1.81%,
7.38% (B), 09/01/2037	6,592	6,784
1-Year RFUCC Treasury + 1.73%,
7.48% (B), 09/01/2035	97,507	100,172
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	334,540	328,436
4.50%, 08/01/2052	10,355,642	9,841,369
5.00%, 04/01/2039 - 02/01/2054	47,522,576	46,568,709
5.50%, 04/01/2036 - 03/01/2053	11,653,992	11,653,286
6.00%, 02/01/2034 - 06/01/2054	12,202,657	12,394,645
6.50%, 06/01/2038 - 05/01/2040	573,342	606,099
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6-Month RFUCC Treasury + 0.95%,
5.58% (B), 08/01/2037	$ 373	$ 371
6-Month RFUCC Treasury + 1.52%,
6.12% (B), 01/01/2035	2,156	2,208
1-Year RFUCC Treasury + 1.75%,
6.63% (B), 03/01/2041	7,886	8,098
7.01% (B), 08/01/2035	11,350	11,644
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (B), 02/16/2053	1,883,834	28,097
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,034,452
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2039 - 08/01/2054 (C)	35,697,000	29,005,042
2.50%, 08/01/2039 - 08/01/2054 (C)	91,853,000	75,874,311
3.00%, 08/01/2039 - 08/01/2055 (C)	66,199,000	57,106,537
3.50%, 08/01/2039 - 08/01/2054 (C)	35,255,000	32,035,342
4.00%, 08/01/2054 (C)	35,432,000	32,675,574
4.50%, 08/01/2054 (C)	34,302,000	32,535,233
5.00%, 08/01/2054 (C)	14,818,000	14,420,843
5.50%, 08/01/2054 (C)	40,400,000	40,186,112
6.00%, 08/01/2054 (C)	16,297,000	16,522,254
Total U.S. Government Agency Obligations (Cost $430,903,301)		428,601,598
MORTGAGE-BACKED SECURITIES - 5.2%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 5.09% (B), 08/25/2035	223,272	203,002
Series 2005-50CB, Class 1A1, 5.50% , 11/25/2035	335,655	272,979
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 4.53% (B), 11/20/2035	273,729	242,451
Series 2007-22, Class 2A16, 6.50% , 09/25/2037	4,505,687	1,565,137
Series 2007-5CB, Class 1A31, 5.50% , 04/25/2037	648,087	294,420
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.61% (B), 11/25/2034	20,200	19,409
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,647,598	2,665,706
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.74% (B), 02/25/2034	3,775	3,778
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 5.05% (B), 04/25/2035	47,490	45,042
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	3,695,258	3,290,369
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	$ 149,688	$ 145,269
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	115,038	110,575
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	382,775	375,363
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	2,580,346	2,593,846
CSMC Trust
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	2,934,003	2,634,880
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.07% (B), 03/18/2035	2,275	2,046
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	3,540,000	3,629,001
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 5.27% (B), 10/25/2034	1,315	1,309
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.38% (B), 08/25/2037	242,640	170,376
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 5.39% (B), 02/25/2034	10,143	9,315
Series 2006-S3, Class 1A12, 6.50% , 08/25/2036	150,014	45,506
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13% , 09/10/2039 (A)	3,465,000	3,267,127
Series 2020-1MW, Class B, 2.34% (B), 09/10/2039 (A)	5,024,000	4,716,071
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 5.66% (B), 11/25/2035 (A)	132,894	55,746
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 5.11% (B), 10/25/2028	1,620	1,578
Series 2004-A1, Class 2A1, 6.22% (B), 02/25/2034	25,647	24,334
Series 2005-A4, Class 2A2, 5.69% (B), 07/25/2035	28,680	25,482
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.08% (B), 08/15/2046	1,035,000	688,275
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	530,532	504,553
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	214,681	207,331
Series 2014-2A, Class A3, 3.75% (B), 05/25/2054 (A)	173,663	165,073
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	574,214	549,424
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2015-2A, Class A1, 3.75% (B), 08/25/2055 (A)	$ 698,930	$ 674,801
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	615,407	592,788
Series 2016-3A, Class A1B, 3.25% (B), 09/25/2056 (A)	1,300,589	1,223,676
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,096,922	1,060,671
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	1,272,283	1,226,377
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	1,767,362	1,706,922
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	918,099	879,118
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	544,662	528,360
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	4,996,308	4,818,405
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	987,558	918,547
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	884,617	835,587
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,321,683	1,243,241
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	2,665,102	2,666,631
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	3,215,692	3,233,858
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	1,197,766	1,202,550
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	2,094,405	2,114,817
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	3,580,358	3,606,834
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	2,508,889	2,507,597
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 4.85% (B), 05/25/2047	224,432	204,563
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.30% (B), 07/25/2035	170,301	86,356
Series 2007-3, Class 3A1, 4.83% (B), 04/25/2047	452,560	169,233
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.17% (B), 01/19/2034	8,712	8,270
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	586,562	571,285
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	827,291	809,647
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	780,984	771,241
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	$ 1,787,749	$ 1,684,518
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	4,718,583	4,566,434
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	6,450,236	6,164,262
Series 2020-4, Class A1, 1.75% , 10/25/2060 (A)	2,085,611	1,882,149
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	2,707,336	2,516,350
Series 2022-4, Class A1, 3.75% , 09/25/2062 (A)	4,666,882	4,442,558
Series 2023-1, Class A1, 3.75% , 01/25/2063 (A)	6,033,541	5,801,080
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 5.05% (B), 07/25/2045	14,872	14,582
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, 4.01% (B), 06/15/2048	867,528	865,346
Total Mortgage-Backed Securities (Cost $93,657,290)		90,123,427
ASSET-BACKED SECURITIES - 3.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	1,689,124	1,690,873
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	342,364	317,160
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,935,000	1,977,252
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,055,849	3,096,284
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	5,200,000	5,247,491
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.59% (B), 10/18/2030 (A)	2,928,415	2,931,065
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.71% (B), 10/15/2037 (A)	4,000,000	4,018,948
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,392,150
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	1,226,488	1,240,577
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,590,131	1,611,016
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	$ 3,188,873	$ 3,225,041
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.79% (B), 10/20/2034 (A)	7,305,000	7,314,898
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	133,889	132,619
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	174,423	172,298
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	722,461	650,687
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	2,757,015	2,719,568
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	2,328,407	2,334,445
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	4,335,000	4,356,502
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 5.17% (B), 11/25/2046 (A)	313,084	286,685
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	3,800,000	3,866,687
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (A)	749,320	737,954
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	2,206,799	2,214,053
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,357,517	1,379,770
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	2,176,332	2,230,770
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	3,136,832	3,146,875
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	1,310,555	1,314,598
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,900,000	1,903,822
Total Asset-Backed Securities (Cost $64,923,897)		65,510,088
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	3,584,000	3,013,284
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	4,856,000	4,926,412
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	$ 2,481,000	$ 2,430,139
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	735,000	711,568
Peru - 0.1%
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,705,000	1,723,585
Total Foreign Government Obligations (Cost $12,558,953)		12,804,988
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	260,000	278,674
Total Municipal Government Obligation (Cost $304,341)		278,674
COMMERCIAL PAPER - 16.3%
Banks - 4.2%
CAFCO LLC
4.52% (E), 08/22/2025 (A)	1,950,000	1,944,789
DNB Bank ASA
4.41% (E), 10/29/2025 (A)	17,000,000	16,815,892
Lloyds Bank PLC
4.49% (E), 12/15/2025	12,700,000	12,487,893
Macquarie Bank Ltd.
4.53% (E), 08/19/2025 (A)	13,630,000	13,598,417
Sheffield Receivables Co. LLC
4.49% (E), 08/06/2025 (A)	8,000,000	7,994,190
4.49% (E), 09/10/2025 (A)	3,425,000	3,407,847
Swedbank AB
4.40% (E), 09/02/2025 (A)	17,500,000	17,430,868
		73,679,896
Capital Markets - 0.9%
Lexington Parker Capital Co. LLC
4.49% (E), 08/08/2025 (A)	16,000,000	15,984,495
Electrical Equipment - 0.8%
Emerson Electric Co.
4.46% (E), 09/23/2025 (A)	13,500,000	13,412,115
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
4.47% (E), 09/29/2025 (A)	3,150,000	3,126,428
Financial Services - 9.1%
Atlantic Asset Securitization LLC
4.50% (E), 09/22/2025 (A)	8,000,000	7,948,241
Barton Capital SA
4.48% (E), 08/13/2025 (A)	16,000,000	15,974,779
Britannia Funding Co. LLC
4.51% (E), 10/15/2025 (A)	17,886,000	17,719,456
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Glencove Funding LLC
4.50% (E), 09/02/2025 (A)	$ 17,500,000	$ 17,429,706
GTA Funding LLC
4.51% (E), 08/28/2025 (A)	10,000,000	9,965,947
Liberty Street Funding LLC
4.43% (E), 09/02/2025 (A)	4,700,000	4,681,121
Mainbeach Funding LLC
4.50% (E), 08/27/2025 (A)	8,100,000	8,073,286
4.54% (E), 08/11/2025 (A)	3,500,000	3,495,328
Manhattan Asset Funding Co. LLC
4.47% (E), 10/27/2025 (A)	5,800,000	5,737,627
Mont Blanc Capital Corp.
4.47% (E), 09/15/2025 (A)	14,800,000	14,716,993
Nieuw Amsterdam Receivables Corp. BV
4.48% (E), 08/13/2025 (A)	16,000,000	15,974,707
Ranger Funding Co. LLC
4.55% (E), 09/10/2025 (A)	20,000,000	19,899,384
Starbird Funding Corp.
4.50% (E), 08/04/2025 (A)	10,021,000	10,016,155
Victory Receivables Corp.
4.47% (E), 10/02/2025 (A)	7,000,000	6,946,321
		158,579,051
Oil, Gas & Consumable Fuels - 1.1%
TotalEnergies Capital SA
4.49% (E), 09/02/2025 (A)	20,000,000	19,920,012
Total Commercial Paper (Cost $284,743,739)		284,701,997
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bills
4.19% (E), 10/16/2025	1,519,000	1,505,408
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
4.28% (E), 10/16/2025	$ 7,000,000	$ 6,937,362
4.30% (E), 10/09/2025	21,600,000	21,423,941
4.31% (E), 10/16/2025	27,863,000	27,613,673
Total Short-Term U.S. Government Obligations (Cost $57,493,657)		57,480,384

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (E)	2,588,603	2,588,603
Total Other Investment Company (Cost $2,588,603)		2,588,603

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.80% (E), dated 07/31/2025, to be repurchased at $23,803,455 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $24,278,342.	$ 23,802,265	23,802,265
Total Repurchase Agreement (Cost $23,802,265)		23,802,265
Total Investments (Cost $2,106,322,946)		2,079,395,380
Net Other Assets (Liabilities) - (19.1)%		(333,539,007)
Net Assets - 100.0%		$ 1,745,856,373
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$574,133,478	$—	$574,133,478
U.S. Government Obligations	—	539,369,878	—	539,369,878
U.S. Government Agency Obligations	—	428,601,598	—	428,601,598
Mortgage-Backed Securities	—	90,123,427	—	90,123,427
Asset-Backed Securities	—	65,510,088	—	65,510,088
Foreign Government Obligations	—	12,804,988	—	12,804,988
Municipal Government Obligation	—	278,674	—	278,674
Commercial Paper	—	284,701,997	—	284,701,997
Short-Term U.S. Government Obligations	—	57,480,384	—	57,480,384
Other Investment Company	2,588,603	—	—	2,588,603
Repurchase Agreement	—	23,802,265	—	23,802,265
Total Investments	$2,588,603	$2,076,806,777	$—	$2,079,395,380
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $567,636,875, representing 32.5% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $2,536,257, collateralized by cash collateral of $2,588,603. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at July 31, 2025.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Core Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds